Interests in unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of unconsolidated structured entities [abstract]
Summary of the size of unconsolidated structured entities
The size of unconsolidated structured entities as of December 31, 2022 and 2023 are as follows:

	2022		2023
Total assets:
Asset-backed securitization	~~W~~	238,433,221	214,750,119
Structured financing		343,861,213	427,272,034
Investment fund		353,801,189	364,272,967

	~~W~~	936,095,623	1,006,295,120

Summary of the carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities
i) The carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities as of December 31, 2022 and 2023 are as follows:

	2022
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans measured at fair value through profit or loss	~~W~~	9,269	693,630	498	703,397
Loan at amortized cost		869,478	15,725,255	183,263	16,777,996
Securities at fair value through profit or loss		2,504,857	256,696	14,112,703	16,874,256
Derivate assets		4,432	—	—	4,432
Securities at fair value through other comprehensive income		4,183,987	179,714	—	4,363,701
Securities at amortized cost		4,182,846	—	—	4,182,846
Other assets		4,337	44,448	41,588	90,373

	~~W~~	11,759,206	16,899,743	14,338,052	42,997,001

Liabilities under consolidated financial statements:
Derivate liabilities	~~W~~	24,902	91	—	24,993
Other liabilities		788	18,840	100	19,728

	~~W~~	25,690	18,931	100	44,721

	2023
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans measured at fair value through profit or loss	~~W~~	9,598	309,635	123,282	442,515
Loan at amortized cost		1,061,060	16,604,162	227,185	17,892,407
Securities at fair value through profit or loss		4,366,192	129,795	13,304,176	17,800,163
Derivate assets		674	—	—	674
Securities at fair value through other comprehensive income		4,041,459	183,517	3,315	4,228,291
Securities at amortized cost		4,806,904	—	65	4,806,969
Other assets		4,636	79,822	11,935	96,393

	~~W~~	14,290,523	17,306,931	13,669,958	45,267,412

Liabilities under consolidated financial statements:
Derivate liabilities	~~W~~	9,939	315	—	10,254
Other liabilities		301	1,628	—	1,929

	~~W~~	10,240	1,943	—	12,183

Summary of exposure to risk relating to its interests in unconsolidated structured entities
ii) The maximum risk exposure of the Group relating to its interests in unconsolidated structured entities as of December 31, 2022 and 2023 are as follows:

	2022
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	11,759,206	16,899,743	14,338,052	42,997,001
ABS and ABCP purchase agreements		1,014,702	104,773	2,271,063	3,390,538
Loan commitments		419,039	988,331	—	1,407,370
Guarantees		15,000	80,000	—	95,000
Others		—	103,039	—	103,039

	~~W~~	13,207,947	18,175,886	16,609,115	47,992,948

	2023
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	14,290,523	17,306,931	13,669,958	45,267,412
ABS and ABCP purchase agreements		1,029,819	10,462	2,134,239	3,174,520
Loan commitments		353,790	913,252	—	1,267,042
Others		—	429,549	—	429,549

	~~W~~	15,674,132	18,660,194	15,804,197	50,138,523